UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 15, 2011


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	406,313



List of Other Included Manager:

  No. 	13F File Number		Name
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
                                                         FORM 13F INFORMATION TABLE
                                              	    VALUE   SHARES/ SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP     (X$1000)  PRN AMT PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    10705    930897 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    28896    587913 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     51553       428 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     13066    163105 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    38430   1605267 SH         SOLE          SOLE
CITIGROUP JAN 2012 CALLS        COM   172967101	     5513   1165500 SH	CALL   SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6272     95368 SH         SOLE          SOLE
COINSTAR, INC.			COM   19259P300      7574    134200 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     27334   1313497 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      2439    407800 SH         SOLE          SOLE
FLIR SYSTEMS, INC		COM   302445101     25245    848560 SH         SOLE          SOLE
GANNETT, INC.			COM   364730101	     4941    327457 SH         SOLE          SOLE
GARMIN, LTD.			COM   H2906T109	     1883     60755 SH         SOLE          SOLE
KINDER MORGAN ENERGY PARTNERS   COM   494550106       215      3058 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     31694    360483 SH         SOLE          SOLE
LOWE'S COMPANIES, INC.		COM   548661107	     6830    272310 SH         SOLE          SOLE
LUMBER LIQUIDATORS		COM   55003T107	      498     20000 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     23448     62010 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      5976    170000 SH         SOLE          SOLE
PROGRESSIVE CORP.		COM   743315103	     2514    126498 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       657     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       179     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       266      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     14227    617202 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     25178    818535 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       842     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105     12014     78928 SH         SOLE          SOLE
STRYKER CORP.			COM   863667101	     4877     90821 SH         SOLE          SOLE
TECHNE CORP COM			COM   878377100     13848    210875 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101     11217    280000 SH         SOLE          SOLE
U.S. BANCORP DEL                COM   902973304	      268      9940 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.        COM   91324P102	    18830    521476 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       536     12080 SH         SOLE          SOLE
WALGREEN CO.			COM   931422109	     4998    128285 SH         SOLE          SOLE
WASHINGTON POST CO. CL B        COM   939640108	     3350      7622 SH         SOLE          SOLE
                                                   406313
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